PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	July 31, 2021	October 31, 2020
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	238,553	171,430
	486,801	419,678
Less: accumulated depreciation	(92,425)	(54,444)
	394,376	365,234
Construction in progress:
Leasehold improvements	157,686	-
Total property and equipment, net	$552,062	$365,234

	October 31, 2020	October 31, 2019
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	171,430	32,736
	419,678	280,984
Less: accumulated depreciation	(54,444)	(17,669)
Total property and equipment, net	$365,234	$263,315